UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 101.38%
Consumer/Retail 8.35%
Abercrombie & Fitch Co.	7,400	$187,886
Amazon.com, Inc.(a)	6,900	577,254
Anta Sports Products, Ltd.	778,100	972,870
Bawang International(a) (b)	265,900	81,657
CarMax, Inc.(a)	149,400	2,196,180
China Dongxiang Group Co.	1,926,000	1,294,760
China Mengniu Dairy Co., Ltd.(a)	325,000	757,350
Compagnie Generale des Etablissements Michelin	7,000	398,742
Companhia Brasileira de Meios de Pagamento(a)	120,900	1,042,720
Ford Motor Co.(a)	164,864	1,000,724
The Goodyear Tire & Rubber Co.(a)	219,800	2,474,948
Hutchison Whampoa, Ltd.	84,100	549,631
Indofood Sukses Makmur Tbk PT	2,501,500	463,173
Jardine Strategic Holdings, Ltd.	39,177	577,469
Kraft Foods, Inc.	61,700	1,563,478
KT&G Corp.	7,100	401,272
Little Sheep Group, Ltd.(c)	99,000	40,111
New World Department Store China, Ltd.	167,400	126,359
New World Development, Ltd.	525,000	949,736
Nine Dragons Paper Holdings, Ltd.	457,000	301,913
Parkson Retail Group, Ltd.	492,000	703,397
Ports Design, Ltd.	804,000	1,892,241
Pou Sheng International Holdings, Ltd.(a) (c)	277,500	41,535
Regal Hotels International Holdings, Ltd.	704,050	185,323
Shanghai Industrial Holdings, Ltd.	168,900	679,954
Starwood Hotels & Resorts Worldwide, Inc.	55,100	1,223,220
TRW Automotive Holdings(a)	5,300	59,890
Wal-Mart Stores, Inc.	19,400	939,736
		21,683,529
Energy 19.93%
Exploration & Production 11.87%
Anadarko Petroleum Corp.	140,300	6,368,217
InterOil Corp.(a)	111,491	3,290,099
Newfield Exploration Co.(a)	18,400	601,128
Noble Energy, Inc.	73,568	4,338,305
OAO Gazprom - ADR	48,400	980,100
Occidental Petroleum Corp.	96,800	6,370,408
PetroHawk Energy Corp.(a)	37,700	840,710
Petroleo Brasileiro - Spons ADR	104,889	3,499,097
Petroleo Brasileiro - ADR	51,800	2,122,764
Plains Exploration & Production Co.(a)	32,000	875,520
Range Resources Corp.	19,600	811,636
Southwestern Energy Co.(a)	19,158	744,288
		30,842,272
Natural Gas 0.17%
Husky Energy, Inc.	16,000	447,475

Oil Services and Drillers 6.88%
Noble Corp.	29,945	905,836
Suncor Energy, Inc.	135,293	4,104,789
Transocean, Inc.(a)	114,203	8,484,141
Weatherford International, Ltd.(a)	208,680	4,081,781
Willbros Group, Inc.(a)	22,763	284,765
		17,861,312
Pipelines 0.92%
El Paso Pipeline Partners LP	8,084	141,713
Plains All American Pipeline LP	52,600	2,238,130
		2,379,843
Tankers 0.09%
Golar LNG, Ltd.	28,700	245,385

TOTAL ENERGY		51,776,287

Finance 9.44%
Banks 6.26%
Banco Bradesco S.A. - ADR	54,900	810,873
Bangkok Bank PLC	257,000	814,676
Bank Mandiri Tbk PT	1,508,000	469,057
Bank of America Corp.	294,636	3,889,196
BlackRock Kelso Capital Corp.	177,200	1,103,956
BOC Hong Kong Holdings, Ltd.	1,018,000	1,783,787

Daishin Security System Co., Ltd. - GDR(a) (b) (c)	88,100	292,180
Indochina Capital Vietnam Holdings, Ltd.(a)	300,000	1,168,500
Itau Unibanco Holding S.A.	98,518	1,559,540
Kasikornbank PLC	210,300	408,934
PennantPark Investment Corp.	274,883	1,951,669
Public Bank BHD	588,240	1,514,530
SLM Corp.(a)	35,961	369,319
Wing Hang Bank, Ltd.	14,500	127,038
		16,263,255
Non-Bank 3.18%
Apollo Investment Corp.	455,026	2,730,157
Ares Capital Corp.	188,082	1,515,941
CME Group, Inc.	7,447	2,316,836
FBR Capital Markets Corp.(a)	34,022	159,903
Hong Kong Exchanges & Clearing, Ltd.	15,000	233,611
IntercontinentalExchange, Inc.(a)	1,700	194,208
Lender Processing Services, Inc.	22,100	613,717
Maiden Holdings, Ltd.(c)	40,100	263,056
Wharf Holdings, Ltd.	51,700	219,140
		8,246,569

TOTAL FINANCE		24,509,824

Gold/Metals 0.33%
Anglo American PLC - ADR	33,366	488,478
Cameco Corp.	14,132	361,779
		850,257
Health Care 0.84%
Biogen Idec, Inc.(a)	21,700	979,755
BioSphere Medical, Inc.(a)	121,100	289,429
BioSphere Medical, Inc.(a) (d)	100,000	239,000
Molecular Insight Pharmaceuticals, Inc.(a)	131,700	680,889
		2,189,073
Industrial 8.55%
Aegean Marine Petroleum Network, Inc.	78,800	1,189,880
Bakrie Sumatera Plantations Tbk PT(a)	2,431,400	164,356
BE Aerospace, Inc.(a)	175,600	2,521,616
BorgWarner, Inc.	33,600	1,146,768
C C Land Holdings, Ltd.	432,817	281,469
Chicago Bridge & Iron Co.	188,550	2,338,020
Crown Holdings, Inc.(a)	66,600	1,607,724
Duke Energy Corp.	220,000	3,209,800
Foster Wheeler, Ltd.(a)	159,200	3,781,000
Kingboard Chemical Holdings, Ltd.	67,168	165,536
Matrix Service Co.(a)	556	6,383
McDermott International, Inc.(a)	206,500	4,194,015
The Shaw Group, Inc.(a)	15,000	411,150
Sinopec Shanghai Petrochemical Co., Ltd.(a)	2,312,000	796,516
Solutia, Inc.(a)	50,200	289,152
Weichai Power Co., Ltd.	31,600	104,789
		22,208,174
Insurance 9.90%
ACE, Ltd.	41,800	1,848,814
The Allstate Corp.	57,576	1,404,854
Aon Corp.	26,500	1,003,555
Arch Capital Group, Ltd.(a)	7,900	462,782
Everest Re Group, Ltd.	14,300	1,023,451
Fidelity National Financial, Inc.	290,160	3,925,865
Loews Corp.	138,600	3,797,640
Montpelier Re Holdings, Ltd.	264,800	3,519,192
PartnerRe, Ltd.	24,470	1,589,327
RenaissanceRe Holdings, Ltd.	21,700	1,009,918
Torchmark Corp.	29,600	1,096,384
The Travelers Cos., Inc.	110,500	4,534,920
XL Capital, Ltd.	42,900	491,634
		25,708,336
Real Estate 3.28%
Agile Property Holdings, Ltd.	356,000	511,718
Cheung Kong Holdings, Ltd.	114,000	1,310,624
Great Eagle Holdings, Ltd.	396,767	832,437
Hang Lung Group, Ltd.	17,000	80,064
Hang Lung Properties, Ltd.	75,600	250,210
Henderson Land Development Co., Ltd.	153,400	879,818
Italian-Thai Development PLC	3,685,000	302,847
Kerry Properties, Ltd.	300,501	1,318,318
Renhe Commercial Holdings Co., Ltd.	2,484,000	512,823
Shui On Land, Ltd.(c)	48,500	33,230
Shun Tak Holdings, Ltd.	212,000	133,217
Sino Land Co.	159,635	264,477
Sun Hung Kai Properties, Ltd.	133,100	1,662,451

Yanlord Land Group, Ltd.	69,000	109,093
YNH Property BHD	640,150	316,888
		8,518,215
Real Estate Investment Trusts (REITS) 6.89%
Annaly Capital Management, Inc.	478,700	7,247,517
Anworth Mortgage Asset Corp.	212,642	1,533,149
Capstead Mortgage Corp.	59,000	749,890
Chimera Investment Corp.	152,963	533,841
Hatteras Financial Corp.	161,000	4,602,990
Hatteras Financial Corp.(a) (c)	86,400	2,470,176
MFA Financial, Inc.	107,300	742,516
Regal Real Estate Investment Trust	70,405	10,175
		17,890,254
Technology & Communications 20.80%
Akamai Technologies, Inc.(a)	124,600	2,389,828
Arrow Electronics, Inc.(a)	78,000	1,656,720
Avnet, Inc.(a)	44,600	937,938
Centron Telecom International Holdings, Ltd.(a)	398,000	92,438
China Mobile HK, Ltd.	7,000	350,560
China Telecom Corp., Ltd.	1,180,000	587,712
Chunghwa Telecom Co., Ltd. - ADR	201,177	3,989,340
Cisco Systems, Inc.(a)	359,800	6,706,672
Comcast Corp.	165,500	2,333,550
Corning, Inc.	34,000	546,040
Dell, Inc.(a)	78,800	1,081,924
Electronic Arts, Inc.(a)	40,800	886,176
EMC Corp.(a)	79,300	1,038,830
Honeywell International, Inc.	147,200	4,622,080
Inspur International, Ltd.(c)	1,724,300	295,910
Intel Corp.	98,600	1,631,830
Magal Security Systems, Ltd.(a)	323,926	1,490,060
Microsoft Corp.	192,237	4,569,473
Net Servicos de Comunicacao S.A. - ADR	143,803	1,400,641
NII Holdings, Inc.(a)	55,100	1,050,757
Nintendo Co., Ltd.	2,160	597,091
Nokia Corp - ADR	222,942	3,250,494
Oracle Corp.	185,400	3,971,268
Qualcomm, Inc.	106,600	4,818,320
Radvision, Ltd.(a)	271,400	2,125,062
Seagate Technology	154,207	1,613,005
		54,033,719
Transportation 1.54%
Babcock & Brown Air, Ltd. - ADR	96,200	748,436
Burlington Northern Santa Fe Corp.	7,500	551,550
Kinder Morgan Energy Partners LP	30,000	1,533,600
Kinder Morgan Management LLC(a)	25,633	1,157,843
Santos Brasil Partic(a)	75	421
		3,991,850
Utilities 11.53%
American Electric Power Co., Inc.	60,000	1,733,400
DPL, Inc.	95,500	2,212,735
Enbridge, Inc.	46,600	1,616,968
Enterprise Products Partners LP	50,000	1,247,000
EQT Corp.	41,670	1,454,700
FirstEnergy Corp.	7,300	282,875
General Cable Corp.(a)	127,000	4,772,660
KBR, Inc.	213,337	3,933,934
NV Energy, Inc.	200,000	2,158,000
PG&E Corp.	75,000	2,883,000
Quanta Services, Inc.(a)	293,469	6,787,938
Williams Cos., Inc.	56,000	874,160
		29,957,370

TOTAL COMMON STOCKS (Cost $266,011,229)		263,316,888

EXCHANGE TRADED FUNDS 7.53%
Financial Select Sector SPDR	154,885	1,853,973
iShares iBoxx $ High Yield Corporate Bond Fund	43,982	3,505,805
iShares MSCI Brazil	38,734	2,051,740
iShares S&P Latin America 40 Fund	150,000	5,211,000
Semiconductor HOLDRs Trust	78,200	1,677,390
SPDR Gold Shares(a)	57,500	5,242,850

TOTAL EXCHANGE TRADED FUNDS (Cost $14,931,227)		19,542,758

	Principal
	Amount	Value
EQUITY LINKED NOTES 0.33%
First Financial Hold (issued by BNP Paribas), expiring 04/01/2010(a)	$311,078	185,838
Xinghe Fund (issued by BNP Paribas), expiring 04/01/2010(a)	1,083,773	158,556
Youngor Group Co., (issued by BNP Paribas), expiring 04/01/2015(a)	253,413	511,590

TOTAL EQUITY LINKED NOTES (Cost $707,200)		855,984

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 15.05%
ACE INA Holdings, Inc.
02/15/2017	5.700%	300,000	299,173
03/15/2018	5.800%	575,000	573,882
Ahold Finance U.S.A., Inc.
07/15/2010(b)	8.250%	1,125,000	1,185,469
Allstate Life Global Funding Trusts
04/30/2013	5.375%	825,000	854,065
Anadarko Petroleum Corp.
09/15/2016	5.950%	645,000	637,291
Aon Corp.
12/14/2012	7.375%	475,000	502,984
AT&T, Inc.
02/15/2019	5.800%	875,000	889,890
Ball Corp.
03/15/2018	6.625%	800,000	734,000
Bank of America Corp.
05/15/2014	7.375%	1,000,000	1,034,483
12/01/2017	5.750%	200,000	178,372
BE Aerospace, Inc.
07/01/2018	8.500%	725,000	685,125
BorgWarner, Inc.
10/01/2019	8.000%	300,000	270,971
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	600,000	613,352
Chubb Corp.
11/15/2011	6.000%	950,000	1,016,280
Cisco Systems, Inc.
02/15/2019	4.950%	700,000	701,292
Comcast Cable Communications LLC
06/15/2013(b)	7.125%	1,105,000	1,215,500
Comcast Corp.
03/15/2016	5.900%	300,000	310,720
Computer Sciences Corp.
03/15/2018(c)	6.500%	500,000	511,758
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	500,000	522,758
Corning, Inc.
06/15/2015	6.050%	700,000	687,771
Crown Americas LLC
05/15/2017	7.625%	1,000,000	970,000
CSX Corp.
08/01/2013	5.500%	1,000,000	1,019,086
The Dayton Power & Light Co.
10/01/2013	5.125%	500,000	511,412
Devon Financing Corp. ULC
09/30/2011	6.875%	425,000	461,878
Diamond Offshore Drilling, Inc.
07/01/2015	4.875%	1,000,000	985,200
Duke Energy Carolinas LLC
11/15/2013	5.750%	500,000	538,276
Eaton Vance Corp.
10/02/2017	6.500%	1,015,000	961,898
Enbridge Energy Partners LP
03/01/2019	9.875%	575,000	667,602
Florida Power Corp.
06/15/2018	5.650%	500,000	534,412
Forest Oil Corp.
06/15/2019	7.250%	425,000	382,500
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	900,000	859,447
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	1,100,000	1,116,500
Hewlett-Packard Co.
03/01/2014	6.125%	525,000	579,520

Johnson Controls, Inc.
01/15/2016	5.500%	800,000	742,980
JPMorgan Chase & Co.
04/23/2019	6.300%	1,050,000	1,058,029
Massachusetts Mutual Life Insurance Co.
06/01/2039	8.875%	875,000	930,675
Morgan Stanley
10/15/2015	5.375%	1,000,000	981,502
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	1,000,000	953,500
PetroHawk Energy Corp.
06/01/2015	7.875%	875,000	813,750
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	600,000	620,068
Precision Castparts Corp.
12/15/2013	5.600%	625,000	626,799
Range Resources Corp.
05/15/2019	8.000%	610,000	603,138
Roche Holdings, Inc.
03/01/2019(c)	6.000%	500,000	534,123
Silgan Holdings, Inc.
08/15/2016	7.250%	850,000	820,250
TEPPCO Partners LP
02/01/2013	6.125%	895,000	892,534
Torchmark Corp.
06/15/2016	6.375%	425,000	380,543
The Travelers Cos., Inc.
06/15/2012	5.375%	830,000	844,855
05/15/2018	5.800%	435,000	447,900
Tyco International Finance S.A.
01/15/2019	8.500%	725,000	805,094
Union Pacific Corp.
01/31/2013	5.450%	800,000	830,295
Verizon Wireless Capital LLC
02/01/2014	5.550%	700,000	744,129
Weatherford International, Ltd.
03/01/2019	9.625%	980,000	1,154,764
XTO Energy, Inc.
12/15/2013	5.750%	1,225,000	1,289,765

TOTAL CORPORATE BONDS (Cost $37,316,736)			39,087,560

ASSET/MORTGAGE BACKED SECURITIES 1.38%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(e)	36.904%	1,763,952	2,016,718
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(e)	21.027%	600,082	608,070
Series 2007-37, Class SB, 03/20/2037(e)	21.027%	674,297	670,114
Series 2007-37, Class SY, 06/16/2037(e)	23.311%	270,685	276,523

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $3,165,953)			3,571,425

GOVERNMENT & AGENCY OBLIGATIONS 7.85%
Non-U.S. Government Obligations 0.26%
Australia Government Bond
Series 121, 08/15/2010	5.250%	825,000	677,877

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $684,516)			677,877

U.S. Government Obligations 7.59%
U.S. Treasury Bonds
08/15/2014	4.250%	3,000,000	3,237,423
08/15/2018	4.000%	13,900,000	14,422,348
05/15/2038	4.500%	2,000,000	2,062,502

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $20,720,938)			19,722,273

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,405,454)			20,400,150

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 0.62%
Purchased Call Options 0.04%
SPDR Gold Trust	January, 2010	$100.00	250	96,250

TOTAL PURCHASED CALL OPTIONS (Cost $345,630)				96,250

Purchased Put Options 0.58%
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	35.00	370	43,475
Oil Services Holders Trust	July, 2009	95.00	1,100	263,450
Oil Services Holders Trust	July, 2009	105.00	940	784,900
S&P 500 Index	July, 2009	900.00	320	339,200
SPDR Gold Trust	January, 2010	80.00	500	90,000

TOTAL PURCHASED PUT OPTIONS (Cost $3,479,342)				1,521,025

TOTAL PURCHASED OPTIONS (Cost $3,824,972)				1,617,275

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 11.79%
Money Markets
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(f) (g)	3,868,532	3,868,532
Morgan Stanley Institutional Liquidity Fund (0.029% 7-day yield)(f)	7,768,659	7,768,659

U.S. Treasury Bills
U.S. Treasury Bill Discount Note
10/29/2009, 0.159%(h)	$19,000,000	18,988,466

TOTAL SHORT-TERM INVESTMENTS (Cost $30,627,057)		30,625,657

Total Investments*- 145.93% (Cost $377,989,828)		379,017,697

Liabilities in Excess of Other Assets - (45.93%)		(119,287,433)

NET ASSETS - 100.00%		$259,730,264

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN

Put Options Written
iShares FTSE/Xinhua China 25 Index Fund	August, 2009	$30.00	370	$(11,100)
Oil Services Holders Trust	July, 2009	85.00	1,100	(44,000)
Oil Services Holders Trust	July, 2009	90.00	940	(98,230)
S&P 500 Index	July, 2009	820.00	320	(47,200)
SPDR Gold Trust	January, 2010	90.00	440	(250,800)

TOTAL PUT OPTIONS WRITTEN (Premiums received $1,793,848)				$(451,330)

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
3M Co.	(74,091)	$(4,452,869)
Berkshire Hathaway, Inc.	(723)	(2,093,613)
Big Lots, Inc.	(31,000)	(651,930)
BJ Services Co.	(36,000)	(490,680)
Boston Properties, Inc.	(13,300)	(634,410)
CARBO Ceramics, Inc.	(15,037)	(514,265)
Caterpillar, Inc.	(24,300)	(802,872)
Celgene Corp.	(9,000)	(430,560)
China Communications Construction Co., Ltd.	(256,400)	(299,738)
China Shenhua Energy Co., Ltd.	(180,000)	(663,093)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(433,790)
Cochlear, Ltd.	(9,700)	(450,999)
ConocoPhillips	(21,000)	(883,260)
Costco Wholesale Corp.	(40,800)	(1,864,560)
Dawson Geophysical Co.	(2,740)	(81,789)
Empresa Brasileira de Aeronautica - S.A.	(26,647)	(441,274)
EXCO Resources, Inc.	(31,300)	(404,396)
Federal Realty Investment Trust	(8,800)	(453,376)
General Electric Co.	(539,500)	(6,322,940)
Genuine Parts Co.	(34,215)	(1,148,255)
Harley-Davidson, Inc.	(12,700)	(205,867)
JFE Holdings, Inc.	(14,200)	(479,057)

Kohl’s Corp.	(8,500)	(363,375)
Macy’s, Inc.	(64,700)	(760,872)
Moody’s Corp.	(57,385)	(1,512,095)
Nabors Industries, Ltd.	(29,000)	(451,820)
Overseas Shipholding Group, Inc.	(27,192)	(925,616)
PACCAR, Inc.	(60,444)	(1,965,034)
Polaris Industries, Inc.	(13,300)	(427,196)
Pride International, Inc.	(34,600)	(867,076)
Quest Diagnostics, Inc.	(24,200)	(1,365,606)
Simon Property Group, Inc.	(14,879)	(765,227)
Sony Corp. - ADR	(47,100)	(1,218,006)
Sunoco, Inc.	(34,200)	(793,440)
T Rowe Price Group, Inc.	(14,400)	(600,048)
Tesoro Corp.	(18,000)	(229,140)
Valero Energy Corp.	(22,400)	(378,336)
Vornado Realty Trust	(995)	(44,805)
WW Grainger, Inc.	(10,400)	(851,552)
Wynn Resorts, Ltd.	(30,274)	(1,068,672)

Exchange Traded Funds
iShares Dow Jones US Real Estate Index Fund	(146,458)	(4,736,452)
iShares MSCI Emerging Markets	(24,859)	(801,206)
iShares MSCI Mexico Investable Market Index Fund	(37,700)	(1,389,622)
iShares MSCI South Korea	(11,300)	(393,127)
iShares Russell 2000 Index Fund	(125,000)	(6,369,999)

TOTAL SECURITIES SOLD SHORT (Proceeds $49,493,293)		$(52,481,915)

Abbreviations:

ADR - American Depositary Receipt

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

FTSE - Financial Times Stock Exchange

GDR - Global Depositary Receipt

HOLDRs - Holding Company Depositary Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

*  All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2009.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2009, these securities had a total value of $2,774,806 or 1.07% of total net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, these securities had a total value of $4,482,079 or 1.73% of total net assets.

(d) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2009, these securities had a total value of $239,000 or 0.09% of total net assets.

(e) Floating or variable rate security - rate disclosed as of June 30, 2009.

(f) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(g) Less than 0.0005%.

(h) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2009
Gross appreciation (excess of value over tax cost)	$35,473,411
Gross depreciation (excess of tax cost over value)	(41,954,733)
Net unrealized depreciation	$(6,481,322)
Cost of investments for income tax purposes	$385,499,019

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2009 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2009, securities which have been fair valued represented 1.07% of the Fund’s net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$263,235,231	$81,657	$—	$263,316,888
Exchange Traded Funds	19,542,758	—	—	19,542,758
Equity Linked Notes	—	855,984	—	855,984
Corporate Bonds	—	39,087,560	—	39,087,560
Asset/Mortgage Backed Securities	—	3,571,425	—	3,571,425
Government & Agency Obligations	20,400,150	—	—	20,400,150
Purchased Options	1,617,275	—	—	1,617,275
Short-Term Investments	30,625,657	—	—	30,625,657
TOTAL	$335,421,071	$43,596,626	$—	$379,017,697

Other Financial Instruments*	Level 1	Level 2	Level 3
Written options and securities sold short	$(52,933,245)	$—	$—	$(52,933,245)
TOTAL	$(52,933,245)	$—	$—	$(52,933,245)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the quarter ended June 30, 2009.  Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options:  The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the period ended June 30, 2009 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2009	—	$—
Positions opened	—	—
Options expired	—	—
Options closed	—	—

Outstanding, June 30, 2009	—	$—
Market Value, June 30, 2009		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2009	1,820	$5,105,687
Positions opened	3,610	2,440,908
Options expired	(2,200)	(5,685,449)
Options closed	(60)	(67,298)

Outstanding, June 30, 2009	3,170	$1,793,848
Market Value, June 30, 2009		$(451,330)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recently Issued Accounting Pronouncements: The Fund follows FASB Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” which expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. Management has concluded that the adoption of SFAS 161, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the three months ended June 30, 2009.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 28, 2009